Accounting principles and other information - General (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 item	Dec. 31, 2017 SEK (kr)
Accounting principles and other information
Decrease of equity due to adoption of IFRS 9 | kr		kr (42)
Typical maximum payment term for subscription and periodic charges	30 days
Right to return period for goods	14 days
Right to return period for subscriptions	30 days
Number of joint arrangements | item	2